UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06379

Nuveen Municipal Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Municipal Opportunity Fund, Inc. (NIO)
	January 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 149.4% (100.0% of Total Investments)

	MUNICIPALS BONDS – 149.4% (100.0% of Total Investments)

	Alabama – 1.1% (0.7% of Total Investments)
$ 3,645	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds,	9/25 at 100.00	N/R	$ 3,735,505
	University of Mobile Project, Series 2015A, 6.000%, 9/01/45
6,850	Birmingham Waterworks and Sewer Board, Alabama, Water and Sewer Revenue Bonds, Series 2007A,	1/17 at 100.00	AA+	7,053,445
	4.500%, 1/01/43 – BHAC Insured
6,315	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill	4/25 at 100.00	N/R	6,026,657
	College Project, Series 2015, 5.875%, 4/15/45
16,810	Total Alabama			16,815,607
	Arizona – 1.8% (1.2% of Total Investments)
4,230	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds,	3/22 at 100.00	A3	4,612,561
	Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30
5,465	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project,	12/24 at 100.00	A2	6,196,654
	Series 2014A, 5.000%, 12/01/42
3,000	Arizona State, Certificates of Participation, Department of Administration Series 2010B,	4/20 at 100.00	AA	3,382,860
	5.000%, 10/01/29 – AGC Insured
5,200	Mesa, Arizona, Utility System Revenue Bonds, Tender Option Bond Trust, Series 11032- 11034,	7/17 at 100.00	AA	5,593,952
	15.454%, 7/01/28 – AGM Insured (IF)
	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis
	Schools, Inc. Projects, Series 2016A:
375	5.000%, 7/01/35	7/25 at 100.00	BB	396,690
615	5.000%, 7/01/46	7/25 at 100.00	BB	636,408
3,825	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc.	No Opt. Call	BBB+	4,603,885
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
2,000	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai	8/23 at 100.00	Baa1	2,262,380
	Regional Medical Center, Series 2013A, 5.250%, 8/01/33
24,710	Total Arizona			27,685,390
	California – 13.6% (9.1% of Total Investments)
710	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	823,813
	Series 2013A, 5.000%, 7/01/37
6,665	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and	8/25 at 100.00	AA	7,675,614
	Clinics, Series 2015A, 5.000%, 8/15/54 (UB) (4)
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 3294:
3,220	9.223%, 2/15/20 (IF) (4)	No Opt. Call	AA	3,926,339
1,275	9.223%, 2/15/20 (IF) (4)	No Opt. Call	AA	1,554,684
1,215	9.215%, 2/15/20 (IF) (4)	No Opt. Call	AA	1,481,279
465	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education ?	6/25 at 100.00	N/R	479,299
	Obligated Group, Series 2016A, 5.000%, 6/01/36 (WI/DD, Settling 2/05/16)
4,000	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	12/24 at 100.00	BB+	4,366,600
	University Medical Center, Series 2014A, 5.500%, 12/01/54
2,500	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	4/16 at 100.00	CCC	2,480,350
	Health System, Series 2005A, 5.250%, 7/01/35 (8)
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
2,400	5.750%, 1/15/46	1/24 at 100.00	BBB–	2,816,040
5,400	6.000%, 1/15/49	1/24 at 100.00	BBB–	6,409,260
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
12,670	4.500%, 6/01/27	6/17 at 100.00	B+	12,708,136
6,290	5.000%, 6/01/33	6/17 at 100.00	B	5,875,552
5,575	5.125%, 6/01/47	6/17 at 100.00	B	4,984,608
1,520	Hayward Redevelopment Agency, California, Downtown Redevelopment Project Tax Allocation Bonds,	3/16 at 100.00	A	1,522,098
	Series 2006, 5.000%, 3/01/36 – SYNCORA GTY Insured
5,600	Kern Community College District, California, General Obligation Bonds, Safety, Repair &	No Opt. Call	AA	4,617,648
	Improvement, Election 2002 Series 2006, 0.000%, 11/01/24 – AGM Insured
3,000	Los Angeles Unified School District, California, General Obligation Bonds, Election of 2004,	7/16 at 100.00	Aa2 (5)	3,060,660
	Series 2006F, 5.000%, 7/01/24 (Pre-refunded 7/01/16) – FGIC Insured
5,720	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	4,222,618
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43
	Orange County, California, Special Tax Bonds, Community Facilities District 2015-1 Esencia
	Village, Series 2015A:
2,405	4.250%, 8/15/38	8/25 at 100.00	N/R	2,572,941
405	5.250%, 8/15/45	8/25 at 100.00	N/R	467,905
5,200	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 –	8/29 at 100.00	AA	5,820,204
	AGC Insured
6,000	Redlands Unified School District, San Bernardino County, California, General Obligation Bonds,	4/16 at 100.00	AA	6,023,400
	Series 2003, 5.000%, 7/01/26 – AGM Insured
510	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series	6/23 at 100.00	BBB–	590,106
	2013A, 5.750%, 6/01/48
	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1
	Marblehead Coastal, Series 2015:
200	5.000%, 9/01/40	9/25 at 100.00	N/R	226,400
250	5.000%, 9/01/46	9/25 at 100.00	N/R	281,618
4,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/23 at 100.00	A+	4,571,200
	Airport, Governmental Purpose, Second Series 2013B, 5.000%, 5/01/43
66,685	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll	No Opt. Call	Aaa	62,733,246
	Road Revenue Bonds, Series 1993, 0.000%, 1/01/21 (ETM)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Bonds, Refunding Senior Lien Series 2014A:
2,680	5.000%, 1/15/44	1/25 at 100.00	BBB–	2,956,522
8,275	5.000%, 1/15/50	1/25 at 100.00	BBB–	9,055,995
21,255	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	AA–	21,786,800
	Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured
5,625	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and	No Opt. Call	AA–	7,194,769
	Housing Facility, Series 1994A, 6.250%, 7/01/24
5,625	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and	No Opt. Call	AA– (5)	7,184,306
	Housing Facility, Series 1994A, 6.250%, 7/01/24 (ETM)
6,785	Santa Clara Valley Water District, California, Water Revenue Bonds, Series 2006A, 3.750%,	6/16 at 100.00	Aa1	6,834,802
	6/01/25 – AGM Insured
204,125	Total California			207,304,812
	Colorado – 5.8% (3.9% of Total Investments)
1,080	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB–	1,096,870
	SYNCORA GTY Insured
195	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding	12/23 at 100.00	BB+	205,403
	Series 2014, 5.000%, 12/01/43
6,630	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	1/23 at 100.00	A+	7,469,955
	Series 2013A, 5.250%, 1/01/45
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good
	Samaritan Society Project, Series 2013A:
5,855	5.000%, 6/01/40	No Opt. Call	A–	6,438,978
5,145	5.000%, 6/01/45	No Opt. Call	A–	5,645,403
550	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	6/23 at 100.00	BBB+	641,883
	Samaritan Society Project, Series 2013, 5.625%, 6/01/43
500	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series	12/20 at 103.00	N/R	525,065
	2006, 5.250%, 12/01/30
7,415	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	8,416,544
	5.000%, 11/15/43
35,995	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	AA–	29,739,068
	9/01/23 – NPFG Insured
10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 –	No Opt. Call	AA–	7,093,700
	NPFG Insured
500	Erie Highlands Metropolitan District No. 1 (In the Town of Erie), Weld County, Colorado,	12/20 at 103.00	N/R	507,400
	General Obligation Limited Tax Bonds, Series 2015A, 5.750%, 12/01/45
1,740	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds,	12/20 at 103.00	N/R	1,766,013
	Refunding Series 2015, 5.500%, 12/01/45
	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding & Improvement
	Series 2015:
1,005	5.750%, 12/15/46	12/23 at 100.00	N/R	1,018,025
2,815	6.000%, 12/15/50	12/23 at 100.00	N/R	2,851,116
4,335	Poudre Tech Metro District, Colorado, Unlimited Property Tax Supported Revenue Bonds,	12/20 at 100.00	AA	4,807,125
	Refunding & Improvement Series 2010A, 5.000%, 12/01/39 – AGM Insured
1,000	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported	12/20 at 103.00	N/R	1,008,100
	Revenue Bonds, Senior Series 2015A, 5.750%, 12/01/45
8,500	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Series 2012A,	11/22 at 100.00	AA–	9,435,510
	5.000%, 11/15/42
93,260	Total Colorado			88,666,158
	Connecticut – 0.2% (0.2% of Total Investments)
3,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University,	7/20 at 100.00	AA	3,698,338
	Series 2010G, 5.000%, 7/01/39
	District of Columbia – 0.4% (0.3% of Total Investments)
2,880	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC	10/22 at 100.00	BB+	2,853,389
	Issue, Series 2013, 5.000%, 10/01/45
2,670	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	2,855,885
	Tender Option Bond Trust 1606, 11.876%, 10/01/30 – BHAC Insured (IF) (4)
5,550	Total District of Columbia			5,709,274
	Florida – 10.5% (7.0% of Total Investments)
1,250	Bay County, Florida, Water System Revenue Bonds, Refunding Series 2005, 5.000%, 9/01/24 –	4/16 at 100.00	Aa3	1,255,163
	AMBAC Insured
6,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	AA	6,953,400
	AGM Insured
3,640	City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015, 5.000%, 9/01/41	9/25 at 100.00	AA–	4,167,545
	Clay County, Florida, Utility System Revenue Bonds, Series 2007:
5,110	5.000%, 11/01/27 (Pre-refunded 11/01/17) – AGM Insured (UB)	11/17 at 100.00	AA (5)	5,497,440
12,585	5.000%, 11/01/32 (Pre-refunded 11/01/17) – AGM Insured (UB)	11/17 at 100.00	AA (5)	13,539,195
	Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds, Siesta
	Pointe Apartments Project, Series 1997A:
535	5.650%, 9/01/17 – AGM Insured (Alternative Minimum Tax)	3/16 at 100.00	AA+	536,744
1,890	5.750%, 9/01/29 – AGM Insured (Alternative Minimum Tax)	3/16 at 100.00	AA+	1,893,799
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance
	Charter School Income Projects, Series 2015A:
2,410	6.000%, 6/15/35	6/25 at 100.00	N/R	2,472,323
810	6.125%, 6/15/46	6/25 at 100.00	N/R	822,004
75	Florida Municipal Loan Council, Revenue Bonds, Series 2001A, 5.250%, 11/01/18	No Opt. Call	A3	75,248
1,915	Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital Revenue Bonds, Series 2006,	6/18 at 100.00	AA	2,071,934
	5.500%, 6/01/38 – AGM Insured
2,060	Hillsborough County Industrial Development Authority, Florida, Industrial Development Revenue	No Opt. Call	Aaa	2,291,317
	Bonds, University Community Hospital, Series 1994, 6.500%, 8/15/19 – NPFG Insured (ETM)
	Indian Trace Development District, Florida, Water Management Special Benefit Assessment Bonds,
	Series 2005:
1,645	5.000%, 5/01/25 – NPFG Insured	5/17 at 100.00	A3	1,682,095
1,830	5.000%, 5/01/27 – NPFG Insured	5/17 at 100.00	A3	1,870,827
4,665	Lee County, Florida, Airport Revenue Bonds, Refunding Series 2011A, 5.375%, 10/01/32 – AGM	8/21 at 100.00	AA	5,313,855
	Insured (Alternative Minimum Tax)
1,000	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32 –	4/17 at 100.00	AA–	1,035,860
	NPFG Insured
3,000	Leesburg, Florida, Utility System Revenue Bonds, Series 2007A, 5.000%, 10/01/37 – NPFG Insured	10/17 at 100.00	AA–	3,183,090
5,465	Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds, Series 2014, 5.000%, 10/01/43	10/24 at 100.00	BBB+	6,112,384
5,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series	7/24 at 100.00	A2	5,644,000
	2014A, 5.000%, 7/01/44
3,015	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2008, 5.000%,	7/18 at 100.00	AA	3,269,225
	7/01/35 – AGM Insured
6,305	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A,	10/22 at 100.00	Aa3	7,123,137
	5.000%, 10/01/42
2,745	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds,	8/26 at 100.00	N/R	2,782,442
	Development Unit 53, Series 2015, 5.350%, 8/01/35
2,000	Okaloosa County, Florida, Water and Sewer Revenue Bonds, Refunding Series 2006, 5.000%,	7/16 at 100.00	AA (5)	2,040,020
	7/01/36 (Pre-refunded 7/01/16) – AGM Insured
3,500	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health,	4/22 at 100.00	A	3,757,845
	Inc., Series 2012A, 5.000%, 10/01/42
1,000	Orange County School Board, Florida, Certificates of Participation, Series 2007A, 5.000%,	8/17 at 100.00	AA (5)	1,066,160
	8/01/27 (Pre-refunded 8/01/17) – FGIC Insured
2,500	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2006, 5.000%, 10/01/31 –	10/16 at 100.00	AA	2,569,725
	SYNCORA GTY Insured
170	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of	6/22 at 102.00	N/R	204,724
	Boca Raton Project, Series 2014A, 7.250%, 6/01/34
3,000	Palm Beach County School Board, Florida, Certificates of Participation, Series 2007E, 5.000%,	8/17 at 100.00	AA– (5)	3,197,850
	8/01/27 (Pre-refunded 8/01/17) – NPFG Insured
2,940	Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2006 Refunding, 5.000%, 10/01/36	4/16 at 100.00	AA (5)	2,963,902
	(Pre-refunded 4/01/16) – AGM Insured
60	Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2006 Refunding, 5.000%,	4/16 at 100.00	AA+	60,464
	10/01/36 – AGM Insured
900	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	AA–	949,194
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
	Port St. Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2009:
5,450	5.250%, 9/01/35 – AGC Insured	9/18 at 100.00	AA	6,003,557
8,530	5.000%, 9/01/35 – AGC Insured	9/18 at 100.00	AA	9,323,972
5,190	Seminole County, Florida, Water and Sewer Revenue Bonds, Refunding & Improvement Series 1992,	No Opt. Call	Aa2 (5)	5,732,615
	6.000%, 10/01/19 – NPFG Insured (ETM)
1,200	St. Lucie County, Florida, Utility System Revenue Refunding Bonds, Series 1993, 5.500%,	No Opt. Call	N/R (5)	1,467,708
	10/01/21 – FGIC Insured (ETM)
4,580	Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee Memorial HealthCare Inc.	12/25 at 100.00	Baa1	5,005,482
	Project, Series 2016A, 5.000%, 12/01/55 (WI/DD, Settling 2/02/16)
400	Tamarac, Florida, Utility System Revenue Bonds, Series 2009, 5.000%, 10/01/39 – AGC Insured	10/19 at 100.00	AA	445,580
1,455	Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health System – St. Joseph’s	4/16 at 100.00	Aaa	1,468,561
	Hospital, Series 1993, 5.125%, 12/01/23 – NPFG Insured (ETM)
10,335	Tampa, Florida, Revenue Bonds, University of Tampa, Series 2006, 5.000%, 4/01/35 (Pre-refunded	4/16 at 100.00	A3 (5)	10,420,263
	4/01/16) – CIFG Insured
10,095	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series	No Opt. Call	A	11,210,195
	2012B, 5.000%, 7/01/42
12,000	Volusia County School Board, Florida, Certificates of Participation, Master Lease Program	8/17 at 100.00	Aa3 (5)	12,793,920
	Series 2007, 5.000%, 8/01/32 (Pre-refunded 8/01/17) – AGM Insured
148,255	Total Florida			160,274,764
	Georgia – 3.8% (2.6% of Total Investments)
10,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B, 5.375%,	11/19 at 100.00	AA	11,319,400
	11/01/39 – AGM Insured
2,825	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2007,	8/20 at 100.00	AA	3,089,929
	4.000%, 8/01/26
15,305	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/25 at 100.00	AA–	18,278,454
	Northeast Georgia Health Services Inc., Series 2014A, 5.500%, 8/15/54
10,825	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015A,	7/25 at 100.00	A+	12,011,528
	5.000%, 7/01/60
2,250	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett	7/19 at 100.00	A+	2,505,240
	Hospital System Inc. Project, Series 2007C, 5.500%, 7/01/39 – AGM Insured
10,090	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series	10/25 at 100.00	Baa2	11,191,223
	2015, 5.000%, 10/01/40
51,295	Total Georgia			58,395,774
	Hawaii – 0.5% (0.3% of Total Investments)
900	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Chaminade University	1/25 at 100.00	BB+	914,211
	of Honolulu, Series 2015A, 5.000%, 1/01/45
170	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	BB+	193,020
	University, Series 2013A, 6.875%, 7/01/43
5,775	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems,	7/25 at 100.00	AA–	6,071,258
	Series 2015A, 4.000%, 7/01/40
6,845	Total Hawaii			7,178,489
	Idaho – 0.6% (0.4% of Total Investments)
6,085	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series	3/22 at 100.00	A–	6,684,494
	2012A, 5.000%, 3/01/47 – AGM Insured
	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway
	Trust Funds, Series 2006:
1,000	5.000%, 7/15/23 (Pre-refunded 7/15/16) – NPFG Insured	7/16 at 100.00	A+ (5)	1,021,750
1,065	5.000%, 7/15/24 (Pre-refunded 7/15/16) – NPFG Insured	7/16 at 100.00	A+ (5)	1,088,164
8,150	Total Idaho			8,794,408
	Illinois – 19.0% (12.7% of Total Investments)
8,470	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014,	No Opt. Call	AA	9,546,961
	5.250%, 12/01/49
7,700	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	1/20 at 100.00	AA	8,642,480
	Refunding Series 2010C, 5.250%, 1/01/35 – AGC Insured
1,000	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2007A, 5.000%,	No Opt. Call	BBB+	1,012,830
	1/01/27 – AMBAC Insured
2,500	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2014A,	1/24 at 100.00	BBB+	2,509,525
	5.250%, 1/01/33
1,000	Chicago, Illinois, General Obligation Bonds, Project Series 2011A, 5.250%, 1/01/35	No Opt. Call	BBB+	1,004,690
6,100	Chicago, Illinois, General Obligation Bonds, Project Series 2012A, 5.000%, 1/01/33	No Opt. Call	BBB+	5,923,466
1,390	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/38	1/26 at 100.00	BBB+	1,334,511
2,915	Chicago, Illinois, General Obligation Bonds, Series 2015A, 5.500%, 1/01/39	1/25 at 100.00	BBB+	2,945,578
1,805	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien Series 2008C,	1/25 at 100.00	AA	1,967,558
	5.000%, 1/01/39
7,095	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City	12/23 at 100.00	AA	8,006,849
	Colleges, Series 2013, 5.250%, 12/01/43
6,160	De Witt, Ford, Livingston, Logan, Mc Lean and Tazewell Community College District 540,	12/17 at 100.00	Aa2	6,113,738
	Illinois, General Obligation Bonds, Series 2007, 3.000%, 12/01/26 – AGM Insured
15,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A,	7/25 at 100.00	AA–	17,286,450
	5.000%, 1/01/40
	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History,
	Series 2002:
3,400	5.500%, 11/01/36	11/23 at 100.00	A2	3,821,328
1,950	4.450%, 11/01/36	11/25 at 102.00	A2	2,036,775
3,295	Illinois Educational Facilities Authority, Revenue Bonds, Robert Morris College, Series 2000,	6/16 at 100.00	A3	3,342,151
	5.800%, 6/01/30 – NPFG Insured
1,020	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont	12/25 at 100.00	N/R	1,029,098
	School Project, Series 2015A, 5.750%, 12/01/35
1,830	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	Caa1	1,768,732
	Corporation Project, Series 2010, 6.500%, 10/15/40
2,315	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012,	No Opt. Call	AA	2,574,720
	5.000%, 6/01/42
5,750	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/38	9/22 at 100.00	BBB	6,171,188
13,775	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A,	9/24 at 100.00	BBB	15,236,802
	5.000%, 9/01/42
1,435	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A,	7/23 at 100.00	A–	1,718,987
	6.000%, 7/01/43
4,400	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/25 at 100.00	Baa1	4,869,436
	Refunding Series 2015C, 5.000%, 8/15/44
6,720	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%,	8/21 at 100.00	AA	8,007,283
	8/15/41 – AGM Insured
14,975	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A,	10/21 at 100.00	AA+	16,447,941
	5.000%, 10/01/51
20,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2015A, 5.000%,	10/25 at 100.00	Aa2	22,752,800
	10/01/46 (UB) (4)
	Illinois State, General Obligation Bonds, February Series 2014:
3,200	5.250%, 2/01/32	2/24 at 100.00	A–	3,494,624
2,000	5.250%, 2/01/33	2/24 at 100.00	A–	2,178,400
1,575	5.250%, 2/01/34	2/24 at 100.00	A–	1,709,852
7,000	5.000%, 2/01/39	2/24 at 100.00	A–	7,377,370
	Illinois State, General Obligation Bonds, May Series 2014:
510	5.000%, 5/01/36	5/24 at 100.00	A–	543,313
2,245	5.000%, 5/01/39	5/24 at 100.00	A–	2,369,059
	Illinois State, General Obligation Bonds, Refunding Series 2012:
3,160	5.000%, 8/01/21	No Opt. Call	A–	3,583,345
1,225	5.000%, 8/01/22	No Opt. Call	A–	1,398,619
2,740	5.000%, 8/01/23	No Opt. Call	A–	3,124,641
270	5.000%, 8/01/25	8/22 at 100.00	A–	297,132
1,425	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	A–	1,581,323
5,405	Illinois Toll Highway Authority, State Toll Highway Authority Revenue Bonds, Series 2006A-1,	7/16 at 100.00	AA (5)	5,512,668
	5.000%, 1/01/24 (Pre-refunded 7/01/16) – AGM Insured
1,395	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA–	2,088,245
	2015-XF0051, 17.999%, 1/01/21 (IF)
2,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	6/22 at 100.00	BBB+	2,624,950
	Refunding Series 2012B, 5.000%, 6/15/52
3,890	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	12/25 at 100.00	BBB+	4,126,045
	Series 2015A, 5.000%, 6/15/53
15,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/20 at 100.00	BBB+	16,075,050
	Refunding Bonds, Series 2010A, 5.500%, 6/15/50
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Capital Appreciation Refunding Series 2010B-1:
20,000	0.000%, 6/15/45 – AGM Insured	No Opt. Call	AA	5,265,000
10,000	0.000%, 6/15/46 – AGM Insured	No Opt. Call	AA	2,508,200
26,015	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	BBB+	27,038,429
	Project, Refunding Series 2010B-2, 5.000%, 6/15/50
20,045	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA	8,512,911
	Project, Series 2002A, 0.000%, 12/15/35 – AGM Insured
5,345	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group,	11/23 at 100.00	AA	7,396,197
	Inc., Series 2013, 7.625%, 11/01/48
4,000	Southwestern Illinois Development Authority, School Revenue Bonds, Triad School District 2,	No Opt. Call	AA–	2,862,360
	Madison County, Illinois, Series 2006, 0.000%, 10/01/25 – NPFG Insured
9,420	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015, 5.000%, 3/01/40 –	3/25 at 100.00	AA	10,684,258
	AGM Insured
	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General
	Obligation Bonds, Series 2011:
930	7.000%, 12/01/21 – AGM Insured	12/20 at 100.00	AA	1,151,647
1,035	7.000%, 12/01/22 – AGM Insured	12/20 at 100.00	AA	1,267,502
1,155	7.000%, 12/01/23 – AGM Insured	12/20 at 100.00	AA	1,410,833
1,065	7.000%, 12/01/26 – AGM Insured	12/20 at 100.00	AA	1,287,819
2,085	7.250%, 12/01/29 – AGM Insured	12/20 at 100.00	AA	2,552,811
2,295	7.250%, 12/01/30 – AGM Insured	12/20 at 100.00	AA	2,809,929
298,930	Total Illinois			288,904,409
	Indiana – 6.5% (4.4% of Total Investments)
12,040	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University	10/24 at 100.00	A2	13,466,258
	Project, Series 2014, 5.000%, 10/01/44
10,190	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	11,295,615
	2012A, 5.000%, 5/01/42
3,450	Indiana Finance Authority, Midwestern Disaster Relief Revenue Bonds, Ohio Valley Electric	6/22 at 100.00	BBB–	3,627,503
	Corporation Project, Series 2012A, 5.000%, 6/01/39 – AGM Insured
5,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2010B.,	12/20 at 100.00	AA	5,588,000
	5.000%, 12/01/37
17,970	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/24 at 100.00	AA	20,577,626
	2014A, 5.000%, 10/01/44
8,500	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42	1/17 at 100.00	AA– (5)	8,847,820
	(Pre-refunded 1/01/17) – NPFG Insured
5,000	Indianapolis Local Public Improvement Bond Bank Bonds, Indiana, PILOT Infrastructure Project	1/20 at 100.00	AA	5,609,300
	Revenue Bonds, Series 2010F, 5.000%, 1/01/35 – AGM Insured
20,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/28 –	No Opt. Call	AA	14,411,400
	AMBAC Insured
9,615	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A,	1/19 at 100.00	AA	10,860,912
	5.500%, 1/01/38 – AGC Insured
935	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Series	11/23 at 100.00	N/R	1,052,455
	2013, 7.250%, 11/01/43 (Alternative Minimum Tax)
2,040	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013,	1/24 at 100.00	N/R	2,522,236
	7.000%, 1/01/44 (Alternative Minimum Tax)
1,500	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007,	9/17 at 100.00	N/R	1,554,225
	5.800%, 9/01/47
96,240	Total Indiana			99,413,350
	Iowa – 1.4% (0.9% of Total Investments)
10,000	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series	2/23 at 100.00	Aa3	11,351,100
	2013A, 5.250%, 2/15/44
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
2,260	5.375%, 6/01/38	4/16 at 100.00	B+	2,195,726
1,255	5.500%, 6/01/42	4/16 at 100.00	B+	1,218,881
470	5.625%, 6/01/46	4/16 at 100.00	B+	469,953
5,600	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	5,606,664
	5.600%, 6/01/34
19,585	Total Iowa			20,842,324
	Kansas – 0.8% (0.5% of Total Investments)
2,865	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds,	9/24 at 100.00	A+	3,244,928
	Refunding & Improvement Series 2014A, 5.000%, 9/01/44
	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds,
	Vacation Village Project Area 1 and 2A, Series 2015:
3,320	5.000%, 9/01/27	9/25 at 100.00	N/R	3,376,872
3,270	5.750%, 9/01/32	9/25 at 100.00	N/R	3,320,652
1,560	6.000%, 9/01/35	9/25 at 100.00	N/R	1,581,949
11,015	Total Kansas			11,524,401
	Kentucky – 3.5% (2.3% of Total Investments)
5,240	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	6,023,223
	Medical Health System, Series 2010A, 6.000%, 6/01/30
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky
	Information Highway Project, Senior Series 2015A:
5,755	5.000%, 7/01/40	7/25 at 100.00	BBB+	6,328,543
8,005	5.000%, 1/01/45	7/25 at 100.00	BBB+	8,796,054
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
3,330	0.000%, 7/01/43	7/31 at 100.00	Baa3	2,523,541
5,735	0.000%, 7/01/46	7/31 at 100.00	Baa3	4,342,829
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Series 2013A:
1,445	5.750%, 7/01/49	7/23 at 100.00	Baa3	1,647,748
290	6.000%, 7/01/53	7/23 at 100.00	Baa3	335,753
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 93, Refunding
	Series 2009:
3,860	5.250%, 2/01/20 – AGC Insured	2/19 at 100.00	AA	4,361,414
10,000	5.250%, 2/01/24 – AGC Insured	2/19 at 100.00	AA	11,249,700
7,500	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project,	7/16 at 100.00	AA (5)	7,651,050
	Series 2006B, 5.000%, 7/01/25 (Pre-refunded 7/01/16) – AMBAC Insured
51,160	Total Kentucky			53,259,855
	Louisiana – 3.5% (2.3% of Total Investments)
1,500	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing	7/23 at 100.00	N/R	1,673,430
	(US) LLC Project, Series 2013, 6.000%, 7/01/36
3,330	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical	1/21 at 100.00	AA (5)	4,085,477
	Center, Refunding Series 2011A, 6.000%, 1/01/39 (Pre-refunded 1/01/21) – AGM Insured
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Series 2015:
1,000	4.250%, 5/15/40	5/25 at 100.00	Baa1	1,045,680
5,875	5.000%, 5/15/47	5/25 at 100.00	Baa1	6,467,729
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
3,300	4.750%, 5/01/39 (Pre-refunded 5/01/16) – AGM Insured	5/16 at 100.00	Aa1 (5)	3,337,917
35,725	4.500%, 5/01/41 (Pre-refunded 5/01/16) – NPFG Insured (UB)	5/16 at 100.00	AA (5)	36,112,617
38	Louisiana State, Gasoline and Fuel Tax Revenue Bonds, Series 2006, Residuals 660-1, 16.434%,	5/16 at 100.00	AA (5)	39,996
	5/01/34 (Pre-refunded 5/01/16) – NPFG Insured (IF)
50,768	Total Louisiana			52,762,846
	Maine – 0.8% (0.5% of Total Investments)
1,015	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	7/23 at 100.00	BBB	1,099,590
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43
10,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Mainehealth Issue,	No Opt. Call	A+	11,291,900
	Series 2015, 5.000%, 7/01/39
11,015	Total Maine			12,391,490
	Maryland – 1.1% (0.7% of Total Investments)
5,345	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Ba1	5,432,177
	9/01/28 – SYNCORA GTY Insured
10,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/25 at 100.00	A+	11,355,200
	System, Series 2015, 5.000%, 7/01/47
15,345	Total Maryland			16,787,377
	Massachusetts – 2.2% (1.5% of Total Investments)
4,500	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA+	5,112,450
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
8,935	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta	11/17 at 100.00	BB+	8,961,894
	Energy Project, Series 2012B, 4.875%, 11/01/42
1,270	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green	No Opt. Call	BBB	1,416,888
	Bonds, Series 2015D, 5.000%, 7/01/44
3,265	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015,	1/25 at 100.00	BBB+	3,418,847
	4.500%, 1/01/45
5,330	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University,	12/19 at 100.00	AAA	7,769,061
	Tender Option Bond Trust 2010-20W, 13.641%, 12/15/34 (IF) (4)
7,255	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	7,370,645
	8/01/46 – AGM Insured (UB) (4)
30,555	Total Massachusetts			34,049,785
	Michigan – 2.9% (1.9% of Total Investments)
5,490	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2001A,	No Opt. Call	Aa1	6,939,525
	6.000%, 5/01/29 – AGM Insured (UB)
1,695	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A–	1,886,908
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
930	Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.375%, 4/01/18 – NPFG Insured	4/16 at 100.00	A3	932,344
5,070	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax	4/16 at 100.00	AA–	5,082,776
	General Obligation Bonds, Series 2014G-2A, 5.375%, 4/01/18 – NPFG Insured
3,000	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43	1/22 at 100.00	A2	3,232,080
8,260	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series	10/21 at 100.00	Aa2	9,333,139
	2011-II-A, 5.375%, 10/15/41
11,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	6/22 at 100.00	AA	12,086,250
	2009C, 5.000%, 12/01/48
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County
	Airport, Series 2015D:
1,865	5.000%, 12/01/40	12/25 at 100.00	A	2,104,354
2,165	5.000%, 12/01/45	12/25 at 100.00	A	2,427,506
39,475	Total Michigan			44,024,882
	Minnesota – 1.0% (0.6% of Total Investments)
1,340	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series	7/25 at 100.00	BB+	1,388,776
	2015A, 5.500%, 7/01/50
4,625	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series	11/18 at 100.00	AA	5,247,433
	2008B, 6.500%, 11/15/38 – AGC Insured
840	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series	11/18 at 100.00	AA (5)	970,015
	2008B, 6.500%, 11/15/38 (Pre-refunded 11/15/18) – AGC Insured
	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast
	Inc., Series 2015A:
365	5.250%, 11/15/35	11/20 at 100.00	BBB–	407,884
2,785	5.000%, 11/15/40	11/25 at 100.00	BBB–	3,184,620
3,190	5.000%, 11/15/44	11/25 at 100.00	BBB–	3,627,668
13,145	Total Minnesota			14,826,396
	Missouri – 0.8% (0.6% of Total Investments)
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,
	Saint Louis College of Pharmacy, Series 2015B:
850	5.000%, 5/01/40	11/23 at 100.00	BBB+	910,248
1,205	5.000%, 5/01/45	11/23 at 100.00	BBB+	1,282,120
2,250	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	2/22 at 100.00	A1	2,456,078
	Heartland Regional Medical Center, Series 2012, 5.000%, 2/15/43
790	Plaza at Noah’s Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and	5/21 at 100.00	N/R	818,732
	Improvement District Revenue Bonds, Series 2015, 5.000%, 5/01/30
4,125	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series	No Opt. Call	AA–	5,267,996
	2005, 5.500%, 7/01/29 – NPFG Insured
305	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/23 at 100.00	A–	350,381
	of Sunset Hills, Series 2013A, 5.875%, 9/01/43
	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew’s
	Resources for Seniors, Series 2015A:
1,210	5.000%, 12/01/35	12/25 at 100.00	N/R	1,251,757
355	5.125%, 12/01/45	12/25 at 100.00	N/R	363,662
11,090	Total Missouri			12,700,974
	Montana – 0.2% (0.2% of Total Investments)
3,000	Montana Facility Finance Authority, Hospital Revenue Bonds, Benefits Health System Obligated	1/21 at 100.00	AA	3,514,050
	Group, Series 2011A, 5.750%, 1/01/31 – AGM Insured
	Nebraska – 4.2% (2.8% of Total Investments)
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska
	Methodist Health System, Refunding Series 2015:
1,000	4.125%, 11/01/36	11/25 at 100.00	A–	1,043,240
1,425	5.000%, 11/01/48	11/25 at 100.00	A–	1,605,448
4,010	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great	No Opt. Call	A–	4,413,807
	Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/42
27,125	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2007A, 4.500%, 9/01/37 –	9/16 at 100.00	AA	27,648,513
	NPFG Insured (UB) (4)
5,000	Municipal Energy Agency of Nebraska, Power Supply System Revenue and Refunding Bonds, Series	4/19 at 100.00	AA+	5,607,100
	2009A, 5.375%, 4/01/39 – BHAC Insured
2,460	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Refunding Subordinated	2/24 at 100.00	AA–	2,606,936
	Lien Series 2014CC, 4.000%, 2/01/38
21,000	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Series	1/17 at 100.00	A2	21,648,900
	2007A, 5.000%, 1/01/37 – AMBAC Insured
62,020	Total Nebraska			64,573,944
	Nevada – 1.5% (1.0% of Total Investments)
3,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/26 –	7/19 at 100.00	AA	3,369,390
	AGM Insured
17,135	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	AA	19,266,765
	International Airport, Series 2010A, 5.250%, 7/01/39 – AGM Insured
20,135	Total Nevada			22,636,155
	New Jersey – 6.0% (4.0% of Total Investments)
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
3,850	5.000%, 7/01/22 – NPFG Insured	4/16 at 100.00	AA–	3,899,319
3,850	5.000%, 7/01/23 – NPFG Insured	4/16 at 100.00	AA–	3,899,319
5,900	5.000%, 7/01/29 – NPFG Insured	4/16 at 100.00	AA–	5,930,680
8,620	New Jersey Economic Development Authority, School Facilities Construction Financing Program	6/25 at 100.00	A–	9,343,046
	Bonds, Refunding Series 2015WW, 5.250%, 6/15/40
2,325	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health,	7/24 at 100.00	A–	2,589,097
	Refunding Series 2014A, 5.000%, 7/01/44
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA:
6,730	4.750%, 6/15/38	6/25 at 100.00	A–	6,987,759
2,465	5.250%, 6/15/41	6/25 at 100.00	A–	2,665,799
5,135	5.000%, 6/15/45	6/25 at 100.00	A–	5,421,944
26,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	AA	33,193,679
	AGM Insured
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
3,090	4.500%, 6/01/23	6/17 at 100.00	BB	3,134,280
1,580	4.625%, 6/01/26	6/17 at 100.00	B+	1,584,203
10,790	5.000%, 6/01/29	6/17 at 100.00	B	10,244,889
1,470	4.750%, 6/01/34	6/17 at 100.00	B–	1,234,462
1,330	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds,	No Opt. Call	A2	1,684,379
	Series 2005, 5.250%, 1/01/26 – AGM Insured
83,135	Total New Jersey			91,812,855
	New Mexico – 0.9% (0.6% of Total Investments)
13,600	University of New Mexico, Revenue Bonds, System Improvement Subordinated Lien Series 2007A,	6/17 at 100.00	AA	14,339,840
	5.000%, 6/01/36 – AGM Insured
	New York – 5.2% (3.5% of Total Investments)
5,000	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine,	9/25 at 100.00	N/R	5,409,600
	Inc., Series 2015, 5.500%, 9/01/45
1,880	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	4/16 at 100.00	AA–	1,887,614
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
7,225	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	8,278,044
	University, Series 2010A, 5.000%, 7/01/35
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center
	Obligated Group, Series 2015:
2,700	5.000%, 12/01/40	No Opt. Call	Ba1	2,886,813
5,600	5.000%, 12/01/45	No Opt. Call	Ba1	5,894,168
4,030	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AA–	4,157,509
	2/15/47 – NPFG Insured
6,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C,	9/16 at 100.00	AA– (5)	6,159,960
	5.000%, 9/01/35 (Pre-refunded 9/01/16) – NPFG Insured
2,500	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%,	5/21 at 100.00	AA	2,856,225
	5/01/36 – AGM Insured
10,610	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A,	9/22 at 100.00	A–	11,729,567
	5.000%, 9/01/42
3,025	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	AA	3,547,448
	Bonds, Unity Hospital of Rochester Project, Series 2010, 5.500%, 8/15/40
1,665	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	6/16 at 100.00	B	1,513,019
	Series 2006A-3, 5.000%, 6/01/35
2,615	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AA	3,064,885
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
5	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/26 –	4/16 at 100.00	AA	5,021
	FGIC Insured
13,370	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	14,250,146
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
4,655	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital	7/22 at 100.00	BB (5)	5,729,141
	Health Center Project, Series 2012, 5.000%, 7/01/42 (Pre-refunded 7/01/22)
	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding
	Subordinate Lien Series 2013A:
2,430	0.000%, 11/15/31	No Opt. Call	A+	1,510,877
1,435	0.000%, 11/15/32	No Opt. Call	A+	862,579
74,745	Total New York			79,742,616
	North Carolina – 1.2% (0.8% of Total Investments)
750	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	4/16 at 100.00	N/R	751,470
	National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%,
	8/01/35 (Alternative Minimum Tax)
10,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University	6/22 at 100.00	AA	11,469,400
	Health System, Series 2012A, 5.000%, 6/01/42
4,715	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health,	6/22 at 100.00	A+	5,280,046
	Refunding Series 2012A, 5.000%, 6/01/36
830	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014A, 5.000%, 4/01/39	4/24 at 100.00	Aa3	959,248
16,295	Total North Carolina			18,460,164
	North Dakota – 0.3% (0.2% of Total Investments)
2,245	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated	12/21 at 100.00	A–	2,465,459
	Group, Series 2012, 5.000%, 12/01/35
1,890	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC	9/23 at 100.00	N/R	1,755,564
	Project, Series 2013, 7.750%, 9/01/38
4,135	Total North Dakota			4,221,023
	Ohio – 8.4% (5.7% of Total Investments)
1,730	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds,	5/22 at 100.00	A1	1,898,416
	Children’s Hospital Medical Center, Improvement & Refunding Series 2012, 5.000%, 11/15/42
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and
	Improvement Series 2012A:
1,930	5.000%, 5/01/33	5/22 at 100.00	AA–	2,185,436
2,540	4.000%, 5/01/33	5/22 at 100.00	AA–	2,663,596
2,420	5.000%, 5/01/42	5/22 at 100.00	AA–	2,686,781
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
21,985	5.125%, 6/01/24	6/17 at 100.00	B–	20,153,430
505	5.875%, 6/01/30	6/17 at 100.00	B–	455,480
16,615	5.750%, 6/01/34	6/17 at 100.00	B–	14,727,370
1,905	5.875%, 6/01/47	6/17 at 100.00	B	1,687,563
8,310	Cleveland Heights-University Heights City School District, Ohio, General Obligation Bonds,	6/23 at 100.00	AA	9,098,619
	School Improvement Series 2014, 5.000%, 12/01/51
6,000	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,	5/22 at 100.00	Aa2	6,611,160
	Improvement Series 2012A, 5.000%, 11/01/42
19,535	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 4.250%, 12/01/32 –	12/16 at 100.00	A+	19,754,573
	AMBAC Insured
6,425	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series	1/23 at 100.00	AA	7,339,149
	2013A, 5.000%, 1/01/38 (UB) (4)
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tender
	Option Bond Trust 1157:
1,725	17.399%, 1/01/38 (IF) (4)	1/23 at 100.00	AA	2,706,732
1,250	17.399%, 1/01/38 (IF) (4)	1/23 at 100.00	AA	1,961,400
2,000	17.399%, 1/01/38 (IF) (4)	1/23 at 100.00	AA	3,138,240
625	17.399%, 1/01/38 (IF) (4)	1/23 at 100.00	AA	980,700
1,750	17.389%, 1/01/38 (IF) (4)	1/23 at 100.00	AA	2,745,400
390	17.271%, 1/01/38 (IF) (4)	1/23 at 100.00	AA	610,260
805	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds,	12/20 at 100.00	B+	485,101
	United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40
	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding
	Series 2007:
4,380	5.250%, 12/01/27 – AGM Insured	No Opt. Call	A2	5,646,127
6,000	5.250%, 12/01/31 – AGM Insured	No Opt. Call	A2	7,744,740
9,235	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated	2/23 at 100.00	BB+	9,569,953
	Group Project, Series 2013, 5.000%, 2/15/48
	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System
	Obligated Group Project, Refunding and Improvement Series 2012:
795	5.750%, 12/01/32	12/22 at 100.00	BB	866,312
660	6.000%, 12/01/42	12/22 at 100.00	BB	723,373
2,000	University of Akron, Ohio, General Receipts Bonds, Federally Taxable Build America Bonds,	1/20 at 100.00	AA	2,249,380
	Series 2010B, 5.000%, 1/01/29 – AGM Insured
121,515	Total Ohio			128,689,291
	Oklahoma – 1.7% (1.2% of Total Investments)
	Oklahoma City Water Utilities Trust, Oklahoma, Water and Sewer Revenue Bonds, Series 2010:
1,000	5.375%, 7/01/40	7/21 at 100.00	AAA	1,181,340
1,500	5.000%, 7/01/40	7/21 at 100.00	AAA	1,731,375
3,500	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Refunding Series 2014A,	1/25 at 100.00	A	4,089,085
	5.000%, 1/01/38
19,060	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	AA–	19,246,597
	1/01/47 – FGIC Insured
25,060	Total Oklahoma			26,248,397
	Oregon – 0.3% (0.2% of Total Investments)
4,000	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Series 2011A,	4/21 at 100.00	AAA	4,681,240
	5.250%, 4/01/31
	Pennsylvania – 7.0% (4.7% of Total Investments)
2,165	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2010,	12/20 at 100.00	AA	2,464,398
	5.000%, 6/01/40 – AGM Insured
7,925	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2006A,	6/16 at 100.00	AA (5)	8,051,800
	5.000%, 6/01/26 (Pre-refunded 6/01/16) – AGM Insured
7,630	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	6/22 at 100.00	A	8,377,587
	System Project, Series 2012A, 5.000%, 6/01/42
5,250	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	AA	5,860,155
	5.000%, 1/01/40 – AGM Insured
1,560	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA (5)	1,860,940
	Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38 (Pre-refunded 8/01/20)
	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds,
	Albert Einstein Healthcare Network Issue, Series 2015A:
7,250	5.250%, 1/15/45	1/25 at 100.00	Baa2	7,998,563
1,150	5.250%, 1/15/46	1/25 at 100.00	Baa2	1,267,818
365	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/24 at 100.00	N/R	382,265
	National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (Alternative Minimum Tax)
5,675	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding	9/25 at 100.00	Ba3	6,004,945
	Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38
1,800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	4/16 at 100.00	AA–	1,806,912
	2005A, 5.000%, 5/01/28 – NPFG Insured
11,100	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	11,359,296
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured
2,625	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26	6/16 at 100.00	A1 (5)	2,667,578
	(Pre-refunded 6/01/16) – AMBAC Insured
15,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2015B-1,	12/25 at 100.00	A–	16,818,750
	5.000%, 12/01/45
6,330	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	7/22 at 100.00	BBB–	6,862,543
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A,
	5.625%, 7/01/42
10,000	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A, 5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	AA	11,225,300
7,055	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room	8/20 at 100.00	AA	7,937,439
	Excise Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/35 – AGC Insured
5,180	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Sales Tax	8/20 at 100.00	AA	5,882,253
	Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/31 – AGM Insured
98,060	Total Pennsylvania			106,828,542
	Rhode Island – 0.1% (0.1% of Total Investments)
1,970	Providence Housing Development Corporation, Rhode Island, FHA-Insured Section 8 Assisted	7/16 at 100.00	AA–	1,976,895
	Mortgage Revenue Refunding Bonds, Barbara Jordan Apartments, Series 1994A, 6.750%,
	7/01/25 – NPFG Insured
	South Carolina – 8.2% (5.5% of Total Investments)
29,300	Anderson County School District 5, South Carolina, General Obligation Bonds, Series 2008,	2/18 at 100.00	Aa1	31,646,051
	5.250%, 2/01/38 – AGM Insured
4,085	Saint Peters Parish/Jasper County Public Facilities Corporation, South Carolina, Installment	4/21 at 100.00	AA	4,536,597
	Purchase Revenue Bonds, County Office Building Projects, Series 2011A, 5.250%, 4/01/44 –
	AGC Insured
4,100	South Carolina JOBS Economic Development Authority, Industrial Revenue Bonds, South Carolina	2/23 at 100.00	A	4,486,056
	Electric and Gas Company, Series 2013, 4.000%, 2/01/28
3,360	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds,	10/25 at 100.00	AA–	3,865,579
	Furman University, Refunding Series 2015, 5.000%, 10/01/45
1,250	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health,	8/21 at 100.00	AA	1,530,175
	Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured
34,790	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series	12/24 at 100.00	AA–	39,205,547
	2014C, 5.000%, 12/01/46
10,195	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A,	6/24 at 100.00	AA–	11,753,714
	5.500%, 12/01/54
15,795	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2007A, 4.500%,	10/16 at 100.00	A1	16,136,646
	10/01/34 – SYNCORA GTY Insured
10,250	Spartanburg Regional Health Services District, Inc., South Carolina, Hospital Revenue	4/22 at 100.00	A+	11,555,030
	Refunding Bonds, Series 2012A, 5.000%, 4/15/32
113,125	Total South Carolina			124,715,395
	South Dakota – 0.2% (0.1% of Total Investments)
2,055	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/24 at 100.00	A+	2,324,513
	Series 2014B, 5.000%, 11/01/44
	Tennessee – 0.7% (0.5% of Total Investments)
9,160	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A+	10,320,480
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
	Texas – 9.8% (6.5% of Total Investments)
2,620	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public	3/23 at 103.00	N/R	2,668,365
	Improvement District Phase 1 Project, Series 2015, 7.250%, 9/01/45
2,345	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public	3/23 at 103.00	N/R	2,385,123
	Improvement District Phases 2-3 Major Improvements Project, Series 2015, 8.250%, 9/01/40
4,405	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 –	8/19 at 100.00	AA	4,891,356
	AGM Insured
1,180	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District	3/23 at 103.00	N/R	1,209,559
	Neighborhood Improvement Area 1 Project, Series 2015, 7.250%, 9/01/45
2,075	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District	3/23 at 103.00	N/R	2,124,613
	Neighborhood Improvement Areas 2-5 Major Improvement Project, Series 2015, 8.250%, 9/01/40
315	Celina, Texas, Special Assessment Revenue Bonds, Wells South Public Improvement District	9/24 at 100.00	N/R	319,262
	Neighborhood Improvement Area 1 Project, Series 2015, 6.250%, 9/01/45
6,965	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A,	7/25 at 100.00	BBB+	7,868,848
	5.000%, 1/01/45
9,035	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement	11/21 at 100.00	A+	10,008,431
	Bonds, Series 2012C, 5.000%, 11/01/45 – AGM Insured
4,540	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc.	11/22 at 100.00	Baa3	4,572,824
	Project, Series 2012B, 4.750%, 11/01/42
8,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Series 2013B,	10/23 at 100.00	AA+	8,914,240
	5.000%, 4/01/53 (UB)
4,330	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond	10/23 at 100.00	AA+	6,309,893
	Trust 2015-XF0228, 18.208%, 4/01/53 (IF)
6,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series	11/24 at 100.00	A2	6,608,160
	2014A, 5.000%, 11/15/53
590	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	7/24 at 100.00	BB–	644,162
	Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29
6,700	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds,	8/21 at 100.00	A	7,234,124
	Refunding Series 2012A, 5.000%, 8/01/46
3,500	Irving, Texas, Hotel Occupancy Tax Revenue Bonds, Series 2014B, 5.000%, 8/15/43	8/19 at 100.00	BBB+	3,623,900
50	Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series 2001, 5.000%, 5/15/21 –	No Opt. Call	AA–	50,195
	NPFG Insured
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
2,355	5.750%, 12/01/33	12/25 at 100.00	Baa2	2,688,397
2,385	6.125%, 12/01/38	12/25 at 100.00	Baa2	2,727,963
24,330	Tarrant Regional Water District, Texas, Water Revenue Bonds, Refunding & Improvement Series	3/22 at 100.00	AAA	27,704,328
	2012, 5.000%, 3/01/52
3,320	Texas City Industrial Development Corporation, Texas, Industrial Development Revenue Bonds,	2/25 at 100.00	Baa3	3,203,202
	NRG Energy, Inc. Project, Fixed Rate Series 2012, 4.125%, 12/01/45
1,750	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	1,988,123
	2012, 5.000%, 12/15/30
27,975	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier	8/24 at 100.00	BBB+	31,203,595
	Refunding Series 2015C, 5.000%, 8/15/42
7,600	Waco Health Facilities Development Corporation, Texas, Hillcrest Health System Project, FHA	8/16 at 100.00	AA– (5)	7,779,360
	Insured Mortgage Revenue Bonds, Series 2006A, 5.000%, 8/01/31 (Pre-refunded 8/01/16) –
	NPFG Insured
1,840	Ysleta Independent School District Public Facility Corporation, Texas, Lease Revenue Refunding	5/16 at 100.00	AA–	1,867,618
	Bonds, Series 2001, 5.375%, 11/15/24 – AMBAC Insured
134,205	Total Texas			148,595,641
	Utah – 1.1% (0.7% of Total Investments)
15,000	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008A, 5.000%, 6/15/32 (Pre-refunded	6/18 at 100.00	AAA	16,515,300
	6/15/18) – AGM Insured (UB) (4)
	Virginia – 1.3% (0.9% of Total Investments)
	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds,
	Series 2015:
720	5.300%, 3/01/35	3/25 at 100.00	N/R	734,681
660	5.600%, 3/01/45	3/25 at 100.00	N/R	673,279
8,435	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	4/22 at 100.00	BBB+	9,140,335
	Metrorail & Capital Improvement Project, Refunding Second Senior Lien Series 2014A,
	5.000%, 10/01/53
985	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carillion Health	7/20 at 100.00	AA	1,087,036
	System Obligated Group, Series 2005B, 5.000%, 7/01/38
15	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carillion Health	7/20 at 100.00	AA (5)	17,607
	System Obligated Group, Series 2005B, 5.000%, 7/01/38 (Pre-refunded 7/01/20)
2,070	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	2,227,838
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
5,030	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	5,603,973
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
17,915	Total Virginia			19,484,749
	Washington – 5.0% (3.3% of Total Investments)
7,500	King County, Washington, General Obligation Sewer Bonds, Series 2009, Trust 1W, 9.705%,	1/19 at 100.00	AAA	9,412,500
	1/01/39 (Pre-refunded 1/01/19) – AGC Insured (IF) (4)
17,000	King County, Washington, Sewer Revenue Bonds, Series 2007, 5.000%, 1/01/42 (Pre-refunded	7/17 at 100.00	AA+ (5)	18,066,410
	7/01/17) – AGM Insured
4,345	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 13.510%,	7/17 at 100.00	AA+ (5)	5,162,686
	7/01/32 (Pre-refunded 7/01/17) – AGM Insured (IF) (4)
	Tacoma, Washington, Solid Waste Utility Revenue Refunding Bonds, Series 2006:
3,890	5.000%, 12/01/24 – SYNCORA GTY Insured	12/16 at 100.00	AA	4,039,026
4,085	5.000%, 12/01/25 – SYNCORA GTY Insured	12/16 at 100.00	AA	4,239,740
4,290	5.000%, 12/01/26 – SYNCORA GTY Insured	12/16 at 100.00	AA	4,450,274
1,250	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA	1,951,050
	Tender Option Bond Trust 2015-XF0148, 18.351%, 10/01/44 (IF) (4)
2,510	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	Aa2	2,893,352
	Refunding Series 2012B, 5.000%, 10/01/30
6,540	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	Aa2	7,296,024
	Series 2012A, 5.000%, 10/01/42
17,845	Washington State, General Obligation Bonds, 2007A Series 2006, 5.000%, 7/01/31 (Pre-refunded	7/16 at 100.00	AA+ (5)	18,204,397
	7/01/16) – AGM Insured
69,255	Total Washington			75,715,459
	West Virginia – 2.4% (1.6% of Total Investments)
10,000	West Virginia Economic Development Authority, State Lottery Revenue Bonds, Series 2010A,	6/20 at 100.00	AAA	11,337,400
	5.000%, 6/15/40
22,400	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	25,848,031
	System Obligated Group, Refunding and Improvement Series 2013A, 5.500%, 6/01/44
32,400	Total West Virginia			37,185,431
	Wisconsin – 1.9% (1.3% of Total Investments)
640	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum	11/24 at 100.00	N/R	670,317
	Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)
8,460	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	7/21 at 100.00	A2	9,808,101
	Inc., Series 2012A, 5.000%, 7/15/25
5,090	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health Inc.	10/22 at 100.00	AA–	5,658,909
	Obligated Group, Series 2012A, 5.000%, 4/01/42
10,300	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	11,716,147
	Series 2011A, 5.250%, 10/15/39
615	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Saint John’s Communities	9/22 at 100.00	BBB+	660,651
	Inc., Series 2015B, 5.000%, 9/15/45
25,105	Total Wisconsin			28,514,125
$ 2,156,463	Total Municipal Bonds (cost $2,082,230,863)			2,277,107,208

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 596	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	5.500%	7/15/19	N/R	$ 17,892
159	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	3.000%	7/15/55	N/R	4,758
$ 755	Total Corporate Bonds (cost $67,698)				22,650
	Total Long-Term Investments (cost $2,082,298,561)				2,277,129,858
	Floating Rate Obligations – (7.0)%				(106,948,333)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (43.8)% (9)				(667,200,000)
	Other Assets Less Liabilities – 1.4% (10)				21,368,642
	Net Assets Applicable to Common Shares – 100%				$ 1,524,350,167

Investments in Derivatives as of January 31, 2016

Interest Rate Swaps outstanding:

Variation
		Fund			Fixed Rate			Margin	Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Receivable/	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (11)	Date	Payable	(Depreciation)
Morgan Stanley	$64,600,000	Receive	3-Month	2.676%	Semi-Annually	8/10/16	8/10/27	$(400,114)	$(4,689,914)
Capital Services LLC*			USD-LIBOR-ICE
*Citigroup Global Market Inc. is the clearing broker for this transaction.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$2,277,107,208	$ —	$2,277,107,208
Corporate Bonds	—	—	22,650	22,650
Investments in Derivatives:
Interest Rate Swaps*	—	(4,689,914)	—	(4,689,914)
Total	$ —	$2,272,417,294	$22,650	$2,272,439,944
* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2016, the cost of investments (excluding investments in derivatives) was $1,974,357,645.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives), as of January 31, 2016, were as follows:

Gross unrealized:
Appreciation	$200,145,809
Depreciation	(4,321,853)
Net unrealized appreciation (depreciation) of investments	$195,823,956

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15,
2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(8)	On January 1, 2016, the Fund's Adviser determined it was likely that this borrower would fulfill a portion of its obligation on this security, and therefore increased the security's interest rate of accrual from
5.000% to 5.500%.
(9)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.3%.
(10)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.
(11)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
USD-LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate-Intercontinental Exchange.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Opportunity Fund, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         March 31, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         March 31, 2016